Loans and Other Borrowings - Summary of Key Components of Net Debt (Detail) £ in Millions	12 Months Ended
	Mar. 31, 2018 GBP (£)
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	£ 8,932
Issuance/(maturities)	657
Foreign exchange	26
Accrued interest movements	12
Debt at ending balance	9,627
Removal of Accrued Interest and Fair Value Adjustments [Member]
Disclosure of detailed information about borrowings [Line Items]
Accrued interest movements	2	[1]
Debt at ending balance	2	[1]
Gross Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	10,980
Issuance/(maturities)	2,175
Foreign exchange	10
Accrued interest movements	10
Debt at ending balance	13,175
Gross Carrying Amount [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	2,632	[2]
Issuance/(maturities)	(1,401)	[2]
Fair value movements	(18)	[2]
Foreign exchange	(95)	[2]
Transfer to within one year	1,163	[2]
Debt at ending balance	2,281	[2]
Gross Carrying Amount [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	10,081
Issuance/(maturities)	3,760
Fair value movements	(60)
Foreign exchange	(440)
Transfer to within one year	(1,347)
Debt at ending balance	11,994
Gross Carrying Amount [Member] | Cash Flows from Derivatives Related to Net Debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance/(maturities)	(188)
Transfer to within one year	188
Gross Carrying Amount [Member] | Overdrafts [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance/(maturities)	4
Transfer to within one year	(4)
Gross Carrying Amount [Member] | Impact of Cross-Currency Swaps [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(1,419)	[3]
Foreign exchange	545	[3]
Debt at ending balance	(874)	[3]
Gross Carrying Amount [Member] | Removal of Accrued Interest and Fair Value Adjustments [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(314)	[1]
Fair value movements	78	[1]
Accrued interest movements	10	[1]
Debt at ending balance	(226)	[1]
Cash And Cash Equivalents Adjustments
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(528)
Issuance/(maturities)	(23)
Foreign exchange	23
Debt at ending balance	(528)
Current Asset Investments Adjustment
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	1,520
Issuance/(maturities)	(1,495)
Foreign exchange	(7)
Debt at ending balance	£ 3,022

[1]	Removal of accrued interest applied to reflect the effective interest rate method and removal of fair value adjustments.
[2]	Including accrued interest and bank overdrafts.
[3]	Translation of debt balances at swap rates where hedged by cross currency swaps.